Share-Based Payments - Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2019 year $ / shares	Dec. 31, 2018 year $ / shares
Share-Based Payment Arrangements [Abstract]
Risk-free interest rate	1.80%	2.20%
Expected volatility	19.50%	21.30%
Expected dividend yield	4.00%	4.00%
Expected life of the option (in years) | year	6.3	6.3
Exercise price (in CAD per share) | $ / shares	$ 50.58	$ 53.96